Condensed Consolidated Statements of Income (unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Investment advisory and services fees	$ 459,065					$ 423,863												$ 902,902	$ 849,423	$ 1,772,257	$ 1,916,419	$ 2,051,692
Bernstein research services	114,771					103,008												224,456	209,351	413,707	437,414	430,521
Distribution revenues	120,775					97,137												239,520	188,097	401,706	351,621	338,597
Dividend and interest income	4,534					4,981												8,980	9,387	21,286	21,499	22,902
Investment gains (losses)	8,350					(10,852)												15,301	20,106	29,202	(82,081)	(1,410)
Other revenues	27,455					24,844												53,755	49,129	101,801	107,569	109,803
Total revenues	734,950					642,981												1,444,914	1,325,493	2,739,959	2,752,441	2,952,105
Less: Interest expense	675					818												1,517	1,521	3,222	2,550	3,548
Net revenues	734,275	704,607		708,158		642,163		681,809		624,978		641,529		727,994		755,390		1,443,397	1,323,972	2,736,737	2,749,891	2,948,557
Expenses:
Employee compensation and benefits	306,487					272,821												607,722	575,364	1,168,645	1,246,898	1,320,495
Promotion and servicing:
Distribution-related payments	111,386					86,120												220,666	165,989	367,090	302,684	286,676
Amortization of deferred sales commissions	10,325					10,171												21,399	18,438	40,262	37,675	47,397
Other	56,332					51,775												107,324	101,509	202,191	219,197	193,822
General and administrative:
General and administrative	104,461					129,310												209,750	254,220	508,364	533,578	516,185
Real estate charges	1,935					6,787												2,573	16,056		400
Interest on borrowings	793					892												1,776	1,725	3,429	2,545	2,078
Amortization of intangible assets	5,902					5,540												11,335	10,679	21,353	21,417	21,344
Total expenses	597,621					563,416												1,182,545	1,143,980	2,534,372	2,958,360	2,489,695
Operating income	136,654					78,747												260,852	179,992	202,365	(208,469)	458,862
Income taxes	9,564			(5,700)		5,838				(20,300)								20,731	12,541	13,764	3,098	38,523
Net income	127,090					72,909												240,121	167,451	188,601	(211,567)	427,099
Net (loss) income of consolidated entities attributable to non-controlling interests	6,376					(1,276)												4,891	5,988	(315)	(36,799)	(15,320)
Net income attributable to AllianceBernstein Unitholders	$ 120,714	$ 71,699		$ (44,246)		$ 74,185		$ 87,278		$ (516,360)		$ 90,981		$ 114,139		$ 136,472		$ 235,230	$ 161,463	$ 188,916	$ (174,768)	$ 442,419
Net income per AllianceBernstein Unit:
Basic (in dollars per share)	$ 0.43	$ 0.26	[1]	$ (0.16)	[1]	$ 0.26	[1]	$ 0.31	[1]	$ (1.84)	[1]	$ 0.32	[1]	$ 0.41	[1]	$ 0.49	[1]	$ 0.84	$ 0.58	$ 0.67	$ (0.62)	$ 1.59
Diluted (in dollars per share)	$ 0.43	$ 0.26	[1]	$ (0.16)	[1]	$ 0.26	[1]	$ 0.31	[1]	$ (1.84)	[1]	$ 0.32	[1]	$ 0.41	[1]	$ 0.48	[1]	$ 0.83	$ 0.58	$ 0.67	$ (0.62)	$ 1.58

[1]	Basic and diluted net income (loss) per unit are computed independently for each of the periods presented. Accordingly, the sum of the quarterly net income (loss) per unit amounts may not agree to the total for the year.